Commitments and Contingencies - Narrative (Details) - USD ($) $ in Thousands		3 Months Ended			6 Months Ended		12 Months Ended
	May 20, 2026	Jun. 30, 2026	Jun. 30, 2025	Sep. 30, 2024	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Other Commitments [Line Items]
Asset retirement obligation							$ 41,543	$ 45,069	$ 34,906
Litigation settlement								2,700
Impairment of long-lived assets, net and termination costs		$ 26,942	$ 4,980	$ 12,900	$ 27,405	$ 18,645	46,846	$ 88,410	$ 59,294
Plant and equipment
Other Commitments [Line Items]
Impairment of long-lived assets, net and termination costs		26,900			27,400
Third Party Settlement Agreement
Other Commitments [Line Items]
Litigation settlement	$ 7,000
Installment amount	$ 3,500
Third Party Settlement Agreement | Location, Statement of Financial Position, Balance [Axis]: us-gaap:AccountsPayableAndAccruedLiabilitiesCurrent
Other Commitments [Line Items]
Asset retirement obligation		900			900
Third Party Settlement Agreement | Power Purchase Agreements ("PPA") | Plant and equipment
Other Commitments [Line Items]
Impairment of long-lived assets, net and termination costs		7,900
Membership Interest Purchase Agreement | Location, Statement of Financial Position, Balance [Axis]: us-gaap:AccountsPayableAndAccruedLiabilitiesCurrent
Other Commitments [Line Items]
Loss contingency accrual		1,300			1,300
Parent Company Guarantees
Other Commitments [Line Items]
Guarantor obligations		900,000			900,000		900,000
Guarantor obligations, current carrying value		57,900			$ 57,900		$ 57,900
Minimum | Power Purchase Agreements ("PPA")
Other Commitments [Line Items]
Power purchase agreement, term of contract (in years)					1 year		1 year
Commitment to fund construction of facilities
Other Commitments [Line Items]
Funding commitment					$ 200,000		$ 200,000
Standby Letters of Credit
Other Commitments [Line Items]
Maximum borrowing capacity		$ 192,100			$ 192,100		$ 200,300